EMPLOYEE SHARE-BASED PAYMENT ARRANGEMENTS (Tables) - Yerbae Brands Corp [Member]	12 Months Ended
Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF SUMMARIZES THE ACTIVITY FOR STOCK OPTIONS GRANTED UNDER THE PLAN

The following table summarizes the activity for stock options granted under the Plan for the fiscal years presented:

Options	Total Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Term
Outstanding at December 31, 2023	2,141,526	$1.10
Granted	985,475	$0.79
Exercised	-	$-
Forfeited or expired	(963,366)	$0.84
Outstanding at December 31, 2024	2,163,635	$1.06	5.3
Exercisable at December 31, 2024	1,255,935	$1.17	5.0

SCHEDULE OF SUMMARIZES THE ACTIVITY FOR RSUS AND PSUS GRANTED UNDER THE PLAN

The following table summarizes the activity for RSUs and PSUs granted under the Plan for our most recent fiscal year:

	RSUs		PSUs
	Number of Shares	Weighted Average Grant Date Fair Value	Number of Shares	Weighted Average Grant Date Fair Value
Balance, December 31, 2023	938,206	$1.42	934,623	$1.58
Granted	2,558,329	$0.97	1,416,107	$1.04
Vested	(923,755)	$1.45	(934,623)	$1.58
Forfeited	(70,006)	$1.20	(191,666)	$1.20
Balance, December 31, 2024	2,502,774	$0.96	1,224,441	$1.13

Restricted Stock Units And Performance Share Units [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE

The fair value of issued RSUs and PSUs are based on the fair value of the underlying shares as of the grant date. Further, we determine the fair value of granted options using the Black-Scholes-Merton valuation model with the following inputs:

Risk-Free Interest Rate	3.99%
Expected Term	5 Years
Expected Volatility	75.34%